NATURE OF OPERATIONS (Details) - license	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Sadiola Mine
Disclosure of information about unconsolidated subsidiaries [line items]
Percentage of ownership interests	80.00%	80.00%
Number of mining licenses	2
Bonikro Gold Mines SA
Disclosure of information about unconsolidated subsidiaries [line items]
Percentage of ownership interests	89.89%	89.89%
Number of mining licenses	2
Agbaou Gold Operations SA
Disclosure of information about unconsolidated subsidiaries [line items]
Percentage of ownership interests	85.00%	85.00%
Kurmuk Gold Mine PLC
Disclosure of information about unconsolidated subsidiaries [line items]
Percentage of ownership interests	100.00%	100.00%